UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, New Jersey 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2010

Date of reporting period:	JUNE 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                Reports to Stockholders.

June 30, 2010
Special Situations Fund III, L.P.	Second Quarter Report - Liquidation Basis

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

INDEX TO THE SECOND QUARTER REPORT – LIQUIDATION BASIS

JUNE 30, 2010
_________________________________________________________________________________

PAGE

Statement of Financial Condition – Liquidation Basis                                                                                                                 1

Portfolio of Investments – Liquidation Basis                                                                                                                                2

Statement of Operations – Liquidation Basis                                                                                                                                4

Statements of Changes in Partners’ Capital – Liquidation Basis                                                                                                 5

Notes to the Financial Statements – Liquidation Basis                                                                                                                6

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF FINANCIAL CONDITION - LIQUIDATION BASIS

JUNE 30, 2010

ASSETS

Investments, at fair value (cost $201,478)	$444,092
Cash and cash equivalents	1,299,863

Total Assets	$1,743,955

LIABILITIES AND PARTNERS' CAPITAL

Liabilities

Accrued Independent General Partners' fees	$10,000
Accrued professional fees	28,944
Administrator's fee payable	3,276
Accrued expenses	17

Total Liabilities	42,237

Partners' Capital

Limited Partners	1,450,981
Corporate General Partner	230,362
Individual General Partners	20,375

Total Partners' Capital	1,701,718

Total Liabilities and Partners' Capital	$1,743,955

See the accompanying Notes to the Financial Statements.

1

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2010

Fair
Shares	Common Stocks	Value

	Electronic - Display 11.13%
92,820	Prime View International Co. (Taiwan) (Restricted - 9/3/10)	$106,023
92,820	Prime View International Co. (Taiwan) (Restricted - 3/3/11)	83,401
		189,424

	Total Common Stocks 11.13% (cost $0)	189,424

		Fair
Shares	Preferred Stocks	Value

	Data Security 14.97%
100,739	Verdasys, Inc. Series B convertible (Illiquid)	$254,668

	Total Preferred Stocks 14.97% (cost $201,478)	254,668

	TOTAL INVESTMENTS 26.10% (cost $201,478)	$444,092

	All percentages are relative to Partners' Capital.

	The above securities are non-income producing.

See the accompanying Notes to the Financial Statements.

	2

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2010

			% of
			Partners'
Industry Concentration		Total	Capital

Data Security		$254,668	14.97%
Electronic - Display		189,424	11.13%

TOTAL PORTFOLIO		$444,092	26.10%

See the accompanying Notes to the Financial Statements.

	3

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF OPERATIONS - LIQUIDATION BASIS

FOR THE SIX MONTHS ENDED JUNE 30, 2010

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	$1,118,854
Net change in unrealized appreciation	189,424
Net Realized and Unrealized Gain on Investments		$1,308,278

INVESTMENT INCOME (LOSS)
Investment Income
Other	1,242
Total Investment Income	1,242

Operating Expenses
Administrator's fee	4,794
Professional fees	29,656
Independent General Partners' fees	10,000
Custody fee and other	575
Total Operating Expenses	45,025

Net Investment Loss		(43,783)

NET INCOME		$1,264,495

See the accompanying Notes to the Financial Statements.

4

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

	Per Limited		Corporate	Individual
	Partners'	Limited	General	General
	Unit	Partners	Partner	Partners	Total

YEAR ENDED
DECEMBER 31, 2009:

BALANCE,
DECEMBER 31, 2008		$3,380,254	$536,673	$47,473	$3,964,400

Allocation of net income		403,152	64,010	5,661	472,823

Liquidating distribution		(2,302,169)	(365,499)	(32,332)	(2,700,000)

BALANCE,
DECEMBER 31, 2009	$25,000	1,481,237	235,184	20,802	1,737,223

SIX MONTHS ENDED
JUNE 30, 2010:

Liquidating distribution		(1,108,436)	(175,997)	(15,567)	(1,300,000)

Allocation of net income	$72,303	1,078,180	171,175	15,140	1,264,495

BALANCE,
JUNE 30, 2010	$25,000	$1,450,981	$230,362	$20,375	$1,701,718

See Note 4 for changes in Units outstanding.

See the accompanying Notes to the Financial Statements.

		5

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

NOTE 1 -                  GENERAL:

Organization:

Special Situations Fund III, L.P. (the “Fund”) was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994.  The Fund is a closed-end interval fund registered under the Investment Company Act of 1940 (the “1940 Act”).  The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the “Agreement”).  See Liquidation and Dissolution section below.

The Agreement provides for not less than three “Individual General Partners” and a “Corporate General Partner.”  The General Partners, as a group, must own not less than one percent (1%) of the Fund’s outstanding Units.  The Fund has five Individual General Partners of which four are independent, as defined in the 1940 Act.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (“MGP”), of which the General Partner is AWM Investment Company, Inc. (“AWM”).  MGP has appointed AWM as agent and nominee, with the rights, power and authority to act on behalf of MGP with respect to the execution of trades and related matters concerning the Fund.  Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a controlling interest in MGP and AWM.  Mr. Marxe is primarily responsible for managing the Fund’s investments and performing certain administrative services on its behalf.

The Fund sought long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

Liquidation and Dissolution:

On March 10, 2008, the Independent General Partners approved the submission to a vote of the partners of a proposal to liquidate and dissolve the Fund (the “Liquidation Proposal”) in order to provide the Limited Partners with the opportunity to determine whether the liquidation of the Fund is a preferable alternative to its continued operation.  The reduced liquidity of the Fund operating under the Safe Harbor Amendments which limited semi-annual repurchase offers to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and increased the repurchase request deadline from 14 days to 60 days prior to the repurchase pricing date as well as the increased expense ratio as a result of various costs not decreasing in proportion to the Fund’s size, were an impetus for the Liquidation Proposal.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

NOTE 1 -          GENERAL (CONTINUED):

Liquidation and Dissolution (Continued):

Other considerations included the possibility that sales of the Fund’s securities as part of the liquidation may not result in the Fund receiving the maximum return on these securities due to market conditions at the time of the sales or the constraints imposed by the liquidation.  In order to properly consider all relevant factors in determining whether to vote “For” or “Against” the Liquidation Proposal, MGP and the Individual General Partners resolved to withhold their vote until the Special Meeting of Partners.

On June 10, 2008 a Special Meeting of Partners was held whereby the requisite vote was cast in favor of the Liquidation Proposal.  Matters discussed included those indicated above as well as the economic and market conditions at the time of the meeting.  The current management will continue to operate the Fund during the liquidation process.  MGP will continue to serve as the Fund’s Investment Adviser, but will not make new investments unless considered necessary to preserve the value of existing investments as well as invest in short-term liquid securities for cash management purposes.  At various times subsequent to the vote to liquidate the Fund, liquidating distributions were made to the partners.  The following table summarizes the liquidating distributions approved and paid as of the dates indicated.

Date of IGP Meeting	Amount of Liquidating Distribution	Date of Payment	Percent of Net Assets at the Time

December 2, 2008	$24,000,000	December 8, 2008	85%
June 2, 2009	$2,700,000	June 4, 2009	65%
January 12, 2010	$1,300,000	January 15, 2010	75%

NOTE 2 -                  ACCOUNTING POLICIES:

The Fund measures its assets and liabilities at fair value expected in liquidation, presented at net realizable value, and reports changes in estimates when they are known.

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period.  Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day.  Securities for which market quotations are not available are recorded at fair value as determined in good faith by the Individual General Partners.  Securities transactions are recorded on trade date.  Realized gains and losses on sales of securities are determined using the specific identification cost method.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

NOTE 2 -                  ACCOUNTING POLICIES (CONTINUED):

Cash and cash equivalents consist principally of cash balances held in a brokerage account.  The Fund considers all money market accounts and all highly liquid debt instruments purchased with original maturities of three months or less to be cash equivalents.

The Fund entered into agreements to lend portfolio securities to qualified borrowers in order to earn additional income.  The terms of each lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis.  If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral.  Gain or loss in the fair value of portfolio securities loaned that may occur during the term of the loan will be attributed to the Fund.  At June 30, 2010, there were no securities loaned.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Accounting standards related to accounting for uncertainty in income taxes, which applies to all entities, including pass through entities such as the Fund, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  It is effective for all fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.  Management has concluded that there is no impact on the Fund’s financial statements as a result of these standards.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

NOTE 3 -                  ALLOCATION OF ACCOUNTING INCOME AND LOSSES:

The Agreement provides for allocations of profits and losses at the close of each fiscal period (see Note 4).

Net income is allocated: first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners’ capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP.  If there is a loss for a fiscal period, the performance allocation to MGP will not apply to future periods until the loss has been recovered.  The amount of loss carryover at June 30, 2010 was $10,428,521.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner’s or a Limited Partner’s capital balance will be allocated to MGP.

NOTE 4 -                  PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested.  In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner’s capital account divided by $25,000.

As of the close of each fiscal period, the Fund will generally offer to repurchase 5% of the outstanding Units.  The repurchase request deadline had generally been June 16 and December 17, of each year, but is subject to change based on the Securities and Exchange Commission’s approval of the exemptive request.  In light of the liquidation discussed in Note 1, the Fund’s final offer to repurchase Units was for the period ended June 30, 2008.  Future liquidating distributions will be determined by the Individual General Partners based on relative cash balances.

The Fund has the right to sell additional Units at the beginning of each fiscal period, but as of June 10, 2008 is no longer doing so as it is in the process of liquidating.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

NOTE 4 -                  PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

Changes in Units outstanding are as follows:

		Corporate	Individual
	Limited	General	General
	Partners	Partner	Partners	Total

Balance, December 31, 2008	135.2102	21.4668	1.8989	158.5759
Semi-annual adjustments of Units	16.1261	2.5604	0.2265	18.9130
Liquidating distribution	(92.0868)	(14.6199)	(1.2933)	(108.0000)
Balance, December 31, 2009	59.2495	9.4073	0.8321	69.4889
Liquidating distribution	(44.3374)	(7.0399)	(0.6227)	(52.0000)
Semi-annual adjustment of Units	43.1272	6.8470	0.6056	50.5798
Balance, June 30, 2010	58.0393	9.2144	0.8150	68.0687

NOTE 5 -                  PURCHASES AND SALES OF SECURITIES:

There were no purchases of securities for the six months ended June 30, 2010.  Sales of securities for the six months ended June 30, 2010 aggregated $1,118,854.

NOTE 6 -                  INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner’s respective share of the Fund’s income and expenses reported for income tax purposes.

NOTE 7 -                  RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund.  The administrator’s fee is computed monthly at an annual rate of 0.75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $5,000.

NOTE 8 -                  OTHER AGREEMENTS:

The Fund entered into a consulting agreement whereby the consultant will provide management and financial advisory services to companies in which the Fund invests (“covered investments”). As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period.  As of June 30, 2010 no amounts were due under this agreement.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

NOTE 9 -                  FAIR VALUE MEASUREMENTS:

Accounting standards establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels explained below:

Level 1
Quoted prices are available in active markets for identical investments as of the reporting date.  Investments included in this category include listed equities and listed derivatives.  As required by these standards, the Fund does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and the sale could reasonably impact the quoted price.

Level 2
Pricing inputs are other than quoted market prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies.  Investments which are generally included in this category include corporate debt as well as less liquid and restricted equity securities.

Level 3
Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value required significant management judgment or estimation. Investments that are included in this category generally include interests in corporate private equity and warrants.

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy as described above as of June 30, 2010.

Description	Total	Level 1	Level 2	Level 3
Common Stocks	$ 189,424	$ -	$ -	$ 189,424
Preferred Stocks	254,668	-	-	254,668
Total	$ 444,092	$ -	$ -	$ 444,092

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

NOTE 9 -                  FAIR VALUE MEASUREMENTS (CONTINUED):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The Fund did not have any significant transfers in and out of Level 1 and Level 2 fair value measurements during the six months ended June 30, 2010.

The following table discloses a reconciliation of investments at measured fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended June 30, 2010.

	Total	Common Stocks	Preferred Stocks
Beginning Balance, January 1, 2010	$ 254,668	$ -	$ 254,668
Total gains or losses	189,424	189,424	-
Ending Balance, June 30, 2010	$ 444,092	$ 189,424	$ 254,668

	Total	Common Stocks	Preferred Stocks
The amount of gains (losses) included in income attributable to the change in unrealized gains (losses) relating to assets still held at June 30, 2010	$ 189,424	$ 189,424	$ -

Gains and losses (realized and unrealized), if any, would be included in the net realized loss on investments and net change in unrealized appreciation in the Statement of Operations – Liquidation Basis.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

NOTE 10 -                         FINANCIAL HIGHLIGHTS:

	Six Months Ended June 30,	Year Ended December 31,
	2010	2009	2008	2007	2006	2005
Ratio of investment expenses to average net assets1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Ratio of operating expenses to average net assets2	6.70%	4.94%	1.73%	1.33%	1.65%	0.86%

Ratio of total expenses to average net assets2	6.70%	4.94%	1.73%	1.33%	1.65%	0.86%

Ratio of net income (loss) to average net assets3	94.07%	18.07%	(29.37%)	(2.52%)	15.21%	2.53%

Portfolio turnover rate	0.00%	1.34%	35.22%	43.06%	81.20%	55.90%

1The investment expenses reflected in the above ratio include, but are not limited to, consulting fees having a direct correlation to the performance of “covered investments,” as further defined in Note 8 herein.

2For periods less than one year, ratios have been annualized.

3For periods less than one year, ratios have not been annualized.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

NOTE 11 - RETURN ON PARTNER INVESTMENT:

At June 30, 2010, had a $25,000 investment been made at the following dates and no withdrawals were ever taken, the value would be:

Subscription Date	Value	Subscription Date	Value
January 1, 1994	$ 890,155	July 1, 2002	$ 215,425
January 1, 1995	813,789	January 1, 2003	233,144
July 1, 1995	720,575	July 1, 2003	178,414
January 1, 1996	600,920	January 1, 2004	124,999
July 1, 1996	453,634	July 1, 2004	116,200
January 1, 1997	429,334	January 1, 2005	104,114
July 1, 1997	406,674	July 1, 2005	112,900
January 1, 1998	360,795	January 1, 2006	101,982
July 1, 1998	369,940	July 1, 2006	96,067
January 1, 1999	410,115	January 1, 2007	90,125
July 1, 1999	378,419	July 1, 2007	85,766
January 1, 2000	246,649	January 1, 2008	94,036
July 1, 2000	211,273	July 1, 2008	109,407
January 1, 2001	216,070	January 1, 2009	123,708
July 1, 2001	188,886	July 1, 2009	119,034
January 1, 2002	188,833	January 1, 2010	97,303

NOTE 12 -                         CREDIT RISK CONCENTRATION:

Cash and cash equivalents consist principally of a balance held in a brokerage account with Morgan Stanley & Co. Incorporated.  The balance is secured by the Securities Investor Protection Corporation up to $500,000, including up to $100,000 for free cash balances.  Cash balances and securities in excess of these limits are covered by additional insurance maintained by the broker.  Amounts in excess of insurance coverage are secured by the good faith and credit of the broker.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

NOTE 13 -                         SUBSEQUENT EVENTS:

Subsequent events have been evaluated through August 19, 2010, which is the date the financial statements were available to be issued.

NOTE 14 -                         APPROVAL OF ADVISORY CONTRACT (UNAUDITED):

At a special meeting of the Independent General Partners (“IGPs”) of the Fund held on December 8, 2009, the IGPs considered whether to approve the continuation of the existing Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and MGP.  In addition to the materials the IGPs had reviewed throughout the course of the year, the IGPs received materials relating to the Advisory Agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The approval of the Advisory Agreement and the continuation of MGP as the investment adviser of the Fund is based upon the following findings as well as the specific considerations discussed below: (1) that the Advisory Agreement with MGP is in the best interest of the Fund; (2) that the services to be performed by MGP pursuant to the Advisory Agreement are services required for the operation of the Fund; (3) that MGP can provide services the nature and quality of which are at least equal to those provided by others offering the same services; and (4) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

In determining whether to approve the Advisory Agreement, the IGPs considered various relevant factors, including those discussed below.

Nature, Extent and Quality of Service

In considering the nature, extent and quality of service to the Fund, the IGPs reviewed the Fund’s investment objectives and strategy along with the advisory services provided to the Fund by MGP over both short- and long-term periods.  The services provided include investment research, portfolio management and trading.  The IGPs took into account the organizational depth and stability of the firm, noting that the Fund managers have considerable investment and trading experience and have managed the Fund since its inception.  Furthermore, they do not use brokerage commissions to purchase third-party research.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

NOTE 14 -                         APPROVAL OF ADVISORY CONTRACT (UNAUDITED) (CONTINUED):

Investment Performance

The IGPs considered the short- and long-term performance of the Fund, including both lesser and more profitable periods and noted favorable performance over the Fund’s history as compared with relevant market indices.

Costs of Services Provided

The IGPs considered the compensation arrangement with MGP, such that the performance allocation of 20% is customary for the Fund’s peer group.  The IGPs also noted the use of a “highwater” mark in determining the profit threshold.  The IGPs reviewed the expense ratio of the Fund and determined it to be fair and reasonable as compared to the Fund’s peer group.  Although the administrative fee charged is below industry averages, the overall expense ratio has increased due to the reduction in the net assets of the Fund resulting from the exchange offer effective January 1, 2006 and the liquidating distributions paid pursuant to the current liquidation.

Profits

The IGPs considered the level of MGP’s profits in managing the Fund and concluded that the profit was fair and customary based on the Fund’s peer group.

Economies of Scale

The IGPs, in considering economies of scale, reviewed whether there have been or if there is a potential for the realization of future economies of scale, and whether the Fund’s investors would benefit from such scale.  The IGPs noted that the consideration of economies of scale is not a determining factor as it relates to the approval of the Advisory Agreement with MGP.

In considering whether to approve the continuation of the Advisory Agreement, the IGPs did not weigh any one factor more than another. They concluded that the approval of this agreement was in the best interest of the Fund. The Advisory Agreement will continue for one year and is renewable by the IGPs after that for successive one year periods.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2009 is Unaudited)

NOTE 15 -                         PROXY VOTING (UNAUDITED):

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the SEC’s website at www.sec.gov.  Information as of June 30 each year will generally be available by the following August 31.

NOTE 16 -                         FORM N-Q (UNAUDITED):

The Fund files a complete Portfolio of Investments for the first and third quarters of its fiscal year with the SEC on Form N-Q within 60 days of the end of such fiscal quarter.  The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.                                Code of Ethics.

Not Applicable at this time.

Item 3.                                Audit Committee Financial Expert.

Not Applicable at this time.

Item 4.                                Principal Accountant Fees and Services.

Not Applicable at this time.

Item 5.                                Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                Schedule of Investments

The Unaudited Schedule of Investments is included in the report to shareholders filed under Item 1 of the Form.

Item 7.                      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable at this time.

Item 8.	Portfolio Managers of Closed-End Management Investment Companie.

Not Applicable at this time.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.	Submission of Matters to a Vote of Security Holders.

On March 10, 2008, the Independent General Partners approved the submission to a vote of the partners of a proposal to liquidate and dissolve the Fund (the “Liquidation Proposal”).  On June 10, 2008 a Special Meeting of Partners was held whereby the requisite vote was cast in favor of the Liquidation Proposal.  The current management will continue to operate the Fund during the liquidation process.  MGP will continue to serve as the Fund’s Investment Adviser, but will not make new investments unless considered necessary to preserve the value of existing investments as well as invest in short-term liquid securities for cash management purposes. At various times subsequent to the vote to liquidate the Fund, liquidating distributions were made to the partners.  The following table summarizes the liquidating distributions approved and paid as of the dates indicated.

Date of IGP Meeting	Amount of Liquidating Distribution	Date of Payment	Percent of Net Assets at the Time

December 2, 2008	$24,000,000	December 8, 2008	85%
June 2, 2009	$2,700,000	June 4, 2009	65%
January 12, 2010	$1,300,000	January 15, 2010	75%

See Item 1, Reports to Stockholders, Note 1 –General, Liquidation and Dissolution for further discussion.

Item 11.	Controls and Procedures.

(a)              Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)              There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)           NOT APPLICABLE.

(a)(2)           CERTIFICATIONS REQUIRED BY ITEM 11(a)(2) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.CERT.

(b)           CERTIFICATIONS REQUIRED BY ITEM 11(b) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:              _/s/Austin Marxe__
Austin Marxe, Principal Executive Officer

Date:  August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              _/s/Austin Marxe___
Austin Marxe, Principal Executive Officer

Date: August 26, 2010

By:              _/s/ Rose M. Carling_
Rose M. Carling, Principal Financial Officer

Date: August 26, 2010